Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 2,577.8	$ 2,761.8	$ 2,666.4
Cost of sales	(2,043.0)	(2,105.1)	(2,001.2)
Cost of sales before gold inventory change and amortisation and depreciation	(1,390.8)	(1,426.5)	(1,375.7)
Gold inventory change	16.2	69.5	45.9
Amortisation and depreciation	(668.4)	(748.1)	(671.4)
Share-based payments	(37.5)	(26.8)	(14.0)
Long-term incentive plan	(1.1)	(5.0)	(10.5)
Exploration expense	(104.2)	(109.8)	(86.1)
Restructuring costs	(113.9)	(9.2)	(11.7)
Silicosis settlement costs	(4.5)	30.2	0.0
Profit/(loss) on disposal of assets	(51.6)	4.0	48.0
Investment income	7.8	5.6	8.3
Finance expense	(88.0)	(81.3)	(78.1)
Gain on acquisition of Asanko	51.8	0.0	0.0
Royalties	(62.5)	(62.0)	(78.4)
Mining and income tax	(65.9)	173.2	189.5
(Loss)/profit for the year	(344.8)	(7.7)	169.1
Owners of the parent	(348.2)	(18.7)	158.2
Non-controlling interest holders	3.4	11.0	10.9
Total assets (excluding deferred taxation)	6,104.3	6,620.1
Total liabilities (excluding deferred taxation)	3,397.4	3,217.1
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue		2,761.8	2,666.4
Cost of sales		(2,105.1)	(2,001.2)
Cost of sales before gold inventory change and amortisation and depreciation		(1,426.5)
Gold inventory change		69.5	45.9
Amortisation and depreciation		(748.1)	(671.4)
Other income/(costs)		10.6	(8.8)
Share-based payments	(37.5)	(26.8)	(14.0)
Long-term incentive plan		(5.0)	(10.5)
Exploration expense		(109.8)	(86.1)
Restructuring costs		(9.2)	(11.7)
Silicosis settlement costs		(30.2)
Impairment and reversal of impairment of investments and assets, net		(200.2)	(76.5)
Profit/(loss) on disposal of assets		4.0	48.0
Investment income		5.6	8.3
Finance expense		(81.3)	(78.1)
Gain on acquisition of Asanko		0.0
Royalties		(62.0)	(78.4)
Mining and income tax		(173.2)	(189.5)
Current taxation		(204.7)	(204.2)
Deferred taxation		31.5	14.7
(Loss)/profit for the year		(20.8)	167.9
Owners of the parent		(31.8)	157.0
Non-controlling interest holders		11.0	10.9
Total assets (excluding deferred taxation)		6,548.1	6,252.8
Total liabilities (excluding deferred taxation)		2,763.2	2,657.1
Net deferred taxation (assets)/liabilities		381.9	409.9
Capital expenditure		833.6	628.5
Operating costs			(1,375.7)
Discontinuing operation [member]
Disclosure of operating segments [line items]
Revenue		49.0	83.1
Cost of sales		(50.7)	(72.1)
Cost of sales before gold inventory change and amortisation and depreciation		(46.3)
Gold inventory change		(0.9)	(0.4)
Amortisation and depreciation		(3.5)	(14.4)
Other income/(costs)		(0.2)	0.0
Share-based payments		(0.6)	(0.4)
Long-term incentive plan		(0.1)	(0.5)
Exploration expense		(1.5)	(6.1)
Restructuring costs		0.0	0.0
Silicosis settlement costs		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.0
Investment income		0.4	0.0
Finance expense		0.0	(0.2)
Gain on acquisition of Asanko		23.5
Royalties		(1.1)	(2.0)
Mining and income tax		(5.6)	(0.6)
Current taxation		(2.3)	(0.5)
Deferred taxation		(3.3)	(0.1)
(Loss)/profit for the year		13.1	1.2
Owners of the parent		13.1	1.2
Non-controlling interest holders		0.0	0.0
Total assets (excluding deferred taxation)		0.0	10.1
Total liabilities (excluding deferred taxation)		0.0	22.5
Net deferred taxation (assets)/liabilities		0.0	0.0
Capital expenditure		6.8	21.4
Operating costs			(57.3)
Corporate and other [member]
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(3.1)	(1.8)	(7.5)
Cost of sales before gold inventory change and amortisation and depreciation	0.6	0.9
Gold inventory change	0.0	0.0	0.0
Amortisation and depreciation	(3.7)	(2.7)	(8.6)
Other income/(costs)	(44.5)	(10.3)	(23.1)
Share-based payments	(10.4)	(7.6)	(4.0)
Long-term incentive plan	(1.6)	(1.3)	(2.6)
Exploration expense	(65.0)	(57.8)	(44.8)
Restructuring costs	0.0	0.0	(0.4)
Silicosis settlement costs	4.5	(30.2)
Impairment and reversal of impairment of investments and assets, net	(272.2)	(242.5)	(0.1)
Profit/(loss) on disposal of assets	(14.2)	(0.3)	48.1
Investment income	(2.3)	(1.0)	5.4
Finance expense	(54.5)	(49.1)	(55.8)
Gain on acquisition of Asanko	51.8	0.0
Royalties	0.0	0.0	0.0
Mining and income tax	29.8	(3.0)	(13.5)
Current taxation	(13.9)	(4.2)	(10.7)
Deferred taxation	43.7	1.2	(2.8)
(Loss)/profit for the year	(381.8)	(404.9)	(98.3)
Owners of the parent	(381.8)	(404.9)	(98.3)
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	949.2	982.9	964.9
Total liabilities (excluding deferred taxation)	790.1	539.4	446.3
Net deferred taxation (assets)/liabilities	(59.1)	(18.3)	(15.7)
Capital expenditure	15.1	6.4	1.3
Operating costs			1.1
Group [Member]
Disclosure of operating segments [line items]
Revenue		2,810.8	2,749.5
Cost of sales		(2,155.8)	(2,073.4)
Cost of sales before gold inventory change and amortisation and depreciation		(1,472.8)
Gold inventory change		68.6	45.5
Amortisation and depreciation		(751.6)	(685.9)
Other income/(costs)		10.4	(8.8)
Share-based payments		(27.4)	(14.4)
Long-term incentive plan		(5.1)	(11.0)
Exploration expense		(111.3)	(92.2)
Restructuring costs		(9.2)	(11.7)
Silicosis settlement costs		(30.2)
Impairment and reversal of impairment of investments and assets, net		(200.2)	(76.5)
Profit/(loss) on disposal of assets		4.0	48.0
Investment income		6.0	8.3
Finance expense		(81.3)	(78.3)
Gain on acquisition of Asanko		23.5
Royalties		(63.1)	(80.4)
Mining and income tax		(179.0)	(190.1)
Current taxation		(207.0)	(204.7)
Deferred taxation		28.0	14.6
(Loss)/profit for the year		(7.7)	169.1
Owners of the parent		(18.7)	158.2
Non-controlling interest holders		11.0	10.9
Total assets (excluding deferred taxation)		6,548.1	6,262.8
Total liabilities (excluding deferred taxation)		2,763.2	2,679.6
Net deferred taxation (assets)/liabilities		381.9	409.9
Capital expenditure		840.4	649.9
Operating costs			(1,433.0)
Group including Asanko [member]
Disclosure of operating segments [line items]
Revenue	2,632.7
Cost of sales	(2,095.9)
Cost of sales before gold inventory change and amortisation and depreciation	(1,432.4)
Gold inventory change	20.4
Amortisation and depreciation	(683.9)
Other income/(costs)	(30.8)
Share-based payments	(37.5)
Long-term incentive plan	(1.1)
Exploration expense	(104.2)
Restructuring costs	(113.9)
Silicosis settlement costs	4.5
Impairment and reversal of impairment of investments and assets, net	(520.3)
Profit/(loss) on disposal of assets	(51.6)
Investment income	7.8
Finance expense	(88.0)
Gain on acquisition of Asanko	51.8
Royalties	(65.3)
Mining and income tax	65.9
Current taxation	(145.7)
Deferred taxation	211.6
(Loss)/profit for the year	(345.9)
Owners of the parent	(349.3)
Non-controlling interest holders	3.4
Total assets (excluding deferred taxation)	5,834.8
Total liabilities (excluding deferred taxation)	2,942.5
Net deferred taxation (assets)/liabilities	185.4
Capital expenditure	827.0
Group excluding Asanko [member]
Disclosure of operating segments [line items]
Revenue	2,577.8
Cost of sales	(2,043.0)
Cost of sales before gold inventory change and amortisation and depreciation	(1,390.8)
Gold inventory change	16.2
Amortisation and depreciation	(668.4)
Other income/(costs)	(30.5)
Share-based payments	(37.5)
Long-term incentive plan	(1.1)
Exploration expense	(104.2)
Restructuring costs	(113.9)
Silicosis settlement costs	4.5
Impairment and reversal of impairment of investments and assets, net	(520.3)
Profit/(loss) on disposal of assets	(51.6)
Investment income	7.8
Finance expense	(88.0)
Gain on acquisition of Asanko	51.8
Royalties	(62.5)
Mining and income tax	65.9
Current taxation	(145.7)
Deferred taxation	211.6
(Loss)/profit for the year	(344.8)
Owners of the parent	(348.2)
Non-controlling interest holders	3.4
Total assets (excluding deferred taxation)	5,834.8
Total liabilities (excluding deferred taxation)	2,942.5
Net deferred taxation (assets)/liabilities	185.4
Capital expenditure	814.2
South Africa [member]
Disclosure of operating segments [line items]
Royalties	(1.0)	(1.8)	(1.8)
South Africa [member] | South deep [member]
Disclosure of operating segments [line items]
Revenue	210.1	354.1	358.2
Cost of sales	(320.5)	(379.0)	(343.1)
Cost of sales before gold inventory change and amortisation and depreciation	(262.0)	(306.3)
Gold inventory change	(9.6)	1.5	0.7
Amortisation and depreciation	(48.9)	(74.2)	(71.5)
Other income/(costs)	(6.3)	7.6	13.4
Share-based payments	(4.7)	(3.5)	(2.3)
Long-term incentive plan	0.1	0.0	(1.0)
Exploration expense	0.0	0.0	0.0
Restructuring costs	(11.2)	(2.3)	0.0
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(246.2)	0.0	0.0
Profit/(loss) on disposal of assets	1.0	0.3	0.1
Investment income	0.9	0.8	1.1
Finance expense	(9.6)	(12.4)	(5.5)
Gain on acquisition of Asanko	0.0	0.0
Royalties	(1.0)	(1.8)	(1.8)
Mining and income tax	162.7	10.9	(6.0)
Current taxation	0.0	0.0	0.0
Deferred taxation	162.7	10.9	(6.0)
(Loss)/profit for the year	(224.7)	(25.3)	13.0
Owners of the parent	(224.7)	(25.3)	13.0
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	812.5	1,220.5	1,075.0
Total liabilities (excluding deferred taxation)	1,277.6	1,352.1	1,162.0
Net deferred taxation (assets)/liabilities	(189.0)	(47.6)	(32.4)
Capital expenditure	58.3	82.4	77.9
Operating costs			(272.3)
Ghana [member]
Disclosure of operating segments [line items]
Revenue	950.8	891.1	892.3
Cost of sales	(754.3)	(670.5)	(665.6)
Cost of sales before gold inventory change and amortisation and depreciation	(483.8)	(469.3)
Gold inventory change	13.2	41.1	17.8
Amortisation and depreciation	(283.7)	(242.3)	(202.2)
Other income/(costs)	7.2	(3.7)	(8.4)
Share-based payments	(8.9)	(6.1)	(2.8)
Long-term incentive plan	0.4	(1.2)	(2.8)
Exploration expense	(0.4)	0.0	0.0
Restructuring costs	(102.7)	(6.9)	(10.1)
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(10.3)	(10.0)
Profit/(loss) on disposal of assets	(38.0)	2.7	0.0
Investment income	8.3	3.6	1.8
Finance expense	(14.1)	(10.3)	(7.4)
Gain on acquisition of Asanko	0.0	0.0
Royalties	(31.3)	(27.1)	(44.6)
Mining and income tax	13.9	(55.5)	(29.8)
Current taxation	(19.6)	(58.0)	(52.4)
Deferred taxation	33.5	2.5	22.6
(Loss)/profit for the year	30.9	105.8	112.5
Owners of the parent	27.5	95.3	101.3
Non-controlling interest holders	3.2	10.5	11.2
Total assets (excluding deferred taxation)	1,735.4	1,950.1	1,799.6
Total liabilities (excluding deferred taxation)	284.7	362.3	315.3
Net deferred taxation (assets)/liabilities	246.5	280.0	282.4
Capital expenditure	307.4	312.8	206.3
Operating costs			(481.2)
Ghana [member] | Tarkwa [member]
Disclosure of operating segments [line items]
Revenue	666.9	710.8	708.9
Cost of sales	(477.1)	(526.0)	(511.6)
Cost of sales before gold inventory change and amortisation and depreciation	(298.7)	(348.0)
Gold inventory change	(10.1)	42.0	17.5
Amortisation and depreciation	(168.3)	(220.0)	(184.4)
Other income/(costs)	(0.9)	(3.1)	(7.8)
Share-based payments	(6.8)	(4.8)	(2.5)
Long-term incentive plan	0.4	(0.9)	(2.3)
Exploration expense	0.0	0.0	0.0
Restructuring costs	(88.8)	(4.7)	(0.2)
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(6.8)	0.0
Profit/(loss) on disposal of assets	(38.0)	2.9	0.0
Investment income	8.3	3.4	1.8
Finance expense	(4.3)	(5.2)	(3.9)
Gain on acquisition of Asanko	0.0	0.0
Royalties	(21.2)	(21.7)	(35.4)
Mining and income tax	1.8	(58.6)	(29.8)
Current taxation	(19.6)	(58.0)	(52.4)
Deferred taxation	21.4	(0.6)	22.6
(Loss)/profit for the year	40.1	85.4	116.9
Owners of the parent	36.1	76.9	105.2
Non-controlling interest holders	4.0	8.5	11.7
Total assets (excluding deferred taxation)	1,566.9	1,765.2	1,667.0
Total liabilities (excluding deferred taxation)	152.7	232.3	219.0
Net deferred taxation (assets)/liabilities	261.7	283.1	282.4
Capital expenditure	156.1	180.6	168.4
Operating costs			(344.7)
Ghana [member] | Damang [member]
Disclosure of operating segments [line items]
Revenue	229.0	180.3	183.4
Cost of sales	(224.3)	(144.5)	(153.8)
Cost of sales before gold inventory change and amortisation and depreciation	(143.5)	(121.3)
Gold inventory change	19.1	(0.9)	0.4
Amortisation and depreciation	(99.9)	(22.3)	(17.8)
Other income/(costs)	8.4	(0.6)	(0.6)
Share-based payments	(2.1)	(1.3)	(0.3)
Long-term incentive plan	0.0	(0.3)	(0.5)
Exploration expense	(0.4)	0.0	0.0
Restructuring costs	(13.9)	(2.2)	(9.9)
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(3.5)	(10.0)
Profit/(loss) on disposal of assets	0.0	(0.2)	0.0
Investment income	0.0	0.2	0.0
Finance expense	(9.8)	(5.1)	(3.5)
Gain on acquisition of Asanko	0.0	0.0
Royalties	(7.3)	(5.5)	(9.2)
Mining and income tax	12.1	3.1	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	12.1	3.1	0.0
(Loss)/profit for the year	(8.3)	20.4	(4.5)
Owners of the parent	(7.5)	18.4	(4.0)
Non-controlling interest holders	(0.8)	2.0	(0.5)
Total assets (excluding deferred taxation)	168.5	184.9	132.6
Total liabilities (excluding deferred taxation)	132.0	130.0	96.3
Net deferred taxation (assets)/liabilities	(15.2)	(3.1)	0.0
Capital expenditure	138.5	132.1	37.9
Operating costs			(136.4)
Ghana [member] | Asanko [member]
Disclosure of operating segments [line items]
Revenue	54.9
Cost of sales	(52.9)
Cost of sales before gold inventory change and amortisation and depreciation	(41.6)
Gold inventory change	4.2
Amortisation and depreciation	(15.5)
Other income/(costs)	(0.3)
Share-based payments	0.0
Long-term incentive plan	0.0
Exploration expense	0.0
Restructuring costs	0.0
Silicosis settlement costs	0.0
Impairment and reversal of impairment of investments and assets, net	0.0
Profit/(loss) on disposal of assets	0.0
Investment income	0.0
Finance expense	0.0
Gain on acquisition of Asanko	0.0
Royalties	(2.8)
Mining and income tax	0.0
Current taxation	0.0
Deferred taxation	0.0
(Loss)/profit for the year	(1.1)
Owners of the parent	(1.1)
Non-controlling interest holders	0.0
Total assets (excluding deferred taxation)	0.0
Total liabilities (excluding deferred taxation)	0.0
Net deferred taxation (assets)/liabilities	0.0
Capital expenditure	12.8
Peru [member] | Cerro corona [member]
Disclosure of operating segments [line items]
Revenue	351.0	392.9	322.3
Cost of sales	(236.6)	(285.2)	(255.5)
Cost of sales before gold inventory change and amortisation and depreciation	(160.3)	(151.2)
Gold inventory change	5.5	(3.1)	3.8
Amortisation and depreciation	(81.8)	(130.9)	(115.6)
Other income/(costs)	1.5	(12.1)	(13.0)
Share-based payments	(4.3)	(3.6)	(2.0)
Long-term incentive plan	0.4	(0.7)	(1.8)
Exploration expense	(1.1)	(0.5)	0.0
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(1.9)	52.6	(66.4)
Profit/(loss) on disposal of assets	0.0	0.0	(0.1)
Investment income	0.0	0.0	0.0
Finance expense	(5.0)	(4.7)	(4.7)
Gain on acquisition of Asanko	0.0	0.0
Royalties	(5.1)	(5.3)	(4.6)
Mining and income tax	(56.4)	(36.1)	(47.4)
Current taxation	(52.1)	(50.8)	(45.9)
Deferred taxation	(4.3)	14.7	(1.5)
(Loss)/profit for the year	42.6	97.4	(73.1)
Owners of the parent	42.4	96.9	(72.8)
Non-controlling interest holders	0.2	0.5	(0.3)
Total assets (excluding deferred taxation)	708.8	774.0	822.5
Total liabilities (excluding deferred taxation)	211.7	188.7	195.4
Net deferred taxation (assets)/liabilities	85.1	80.8	95.6
Capital expenditure	33.2	34.0	42.8
Operating costs			(143.7)
Australia [member]
Disclosure of operating segments [line items]
Revenue	1,120.8	1,123.7	1,093.6
Cost of sales	(781.3)	(767.5)	(729.7)
Cost of sales before gold inventory change and amortisation and depreciation	(526.9)	(499.3)
Gold inventory change	11.4	29.9	23.5
Amortisation and depreciation	(265.8)	(298.1)	(273.6)
Other income/(costs)	14.8	29.0	22.3
Share-based payments	(9.2)	(6.0)	(2.9)
Long-term incentive plan	(0.4)	(1.8)	(2.3)
Exploration expense	(37.2)	(49.7)	(41.3)
Restructuring costs	0.0	0.0	(1.2)
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	(0.4)	1.3	(0.1)
Investment income	0.9	2.2	0.0
Finance expense	(4.6)	(4.8)	(4.7)
Gain on acquisition of Asanko	0.0	0.0
Royalties	(27.9)	(27.8)	(27.3)
Mining and income tax	(85.3)	(89.5)	(92.8)
Current taxation	(89.6)	(91.7)	(95.2)
Deferred taxation	4.3	2.2	2.4
(Loss)/profit for the year	190.2	209.2	213.6
Owners of the parent	190.2	209.2	213.6
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	1,501.7	1,585.7	1,318.2
Total liabilities (excluding deferred taxation)	276.8	287.8	265.7
Net deferred taxation (assets)/liabilities	71.4	87.0	80.1
Capital expenditure	278.7	316.9	300.3
Operating costs			(479.6)
Australia [member] | St Ives [member]
Disclosure of operating segments [line items]
Revenue	464.7	457.3	452.3
Cost of sales	(332.2)	(330.9)	(335.8)
Cost of sales before gold inventory change and amortisation and depreciation	(200.9)	(187.6)
Gold inventory change	14.9	29.0	11.0
Amortisation and depreciation	(146.2)	(172.3)	(154.0)
Other income/(costs)	4.5	18.0	13.6
Share-based payments	(3.5)	(2.2)	(1.2)
Long-term incentive plan	(0.2)	(0.7)	(0.8)
Exploration expense	(18.2)	(23.0)	(21.1)
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	(0.3)	(0.2)	0.0
Investment income	0.4	0.9	0.0
Finance expense	(2.5)	(2.8)	(2.7)
Gain on acquisition of Asanko	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income tax	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
(Loss)/profit for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	702.4	693.7	584.7
Total liabilities (excluding deferred taxation)	135.2	138.2	136.3
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	127.2	156.2	140.0
Operating costs			(192.8)
Australia [member] | Agnew Lawlers [member]
Disclosure of operating segments [line items]
Revenue	301.1	302.6	285.4
Cost of sales	(236.4)	(232.7)	(215.2)
Cost of sales before gold inventory change and amortisation and depreciation	(159.7)	(154.9)
Gold inventory change	(1.7)	4.5	5.1
Amortisation and depreciation	(75.0)	(82.3)	(74.6)
Other income/(costs)	9.1	6.4	6.1
Share-based payments	(2.6)	(1.7)	(0.8)
Long-term incentive plan	0.0	(0.5)	(0.7)
Exploration expense	(8.0)	(15.9)	(9.6)
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	(0.1)	1.5	0.2
Investment income	0.2	0.6	0.0
Finance expense	(1.0)	(1.0)	(1.0)
Gain on acquisition of Asanko	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income tax	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
(Loss)/profit for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	492.6	500.0	439.6
Total liabilities (excluding deferred taxation)	66.5	71.5	66.3
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	72.8	73.7	70.0
Operating costs			(145.7)
Australia [member] | Granny Smith [member]
Disclosure of operating segments [line items]
Revenue	355.0	363.8	355.8
Cost of sales	(212.7)	(203.9)	(178.7)
Cost of sales before gold inventory change and amortisation and depreciation	(166.3)	(156.8)
Gold inventory change	(1.8)	(3.6)	7.4
Amortisation and depreciation	(44.6)	(43.5)	(45.0)
Other income/(costs)	1.1	4.6	2.6
Share-based payments	(3.1)	(2.1)	(0.9)
Long-term incentive plan	(0.2)	(0.6)	(0.8)
Exploration expense	(11.0)	(10.8)	(10.6)
Restructuring costs	0.0	0.0	(1.2)
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	0.0	0.0	(0.3)
Investment income	0.3	0.7	0.0
Finance expense	(1.0)	(1.0)	(1.0)
Gain on acquisition of Asanko	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income tax	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
(Loss)/profit for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	306.7	392.0	293.9
Total liabilities (excluding deferred taxation)	75.1	78.1	63.1
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	78.8	87.0	90.3
Operating costs			(141.1)
Australia [member] | Gruyere Australia [member]
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	0.0	(1.3)
Cost of sales before gold inventory change and amortisation and depreciation	0.0	(1.3)
Gold inventory change	0.0	0.0	0.0
Amortisation and depreciation	0.0	0.0	0.0
Other income/(costs)	(3.5)	0.0	0.0
Share-based payments	0.0	0.0	0.0
Long-term incentive plan	0.0	0.0	0.0
Exploration expense	(0.5)	(1.8)	0.0
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Investment income	0.0	0.0	0.0
Finance expense	(0.2)	0.0	0.0
Gain on acquisition of Asanko	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income tax	1.2	0.0	0.0
Current taxation	29.5	0.0	0.0
Deferred taxation	(28.3)	0.0	0.0
(Loss)/profit for the year	(3.0)	0.0	0.0
Owners of the parent	0.0	0.0	0.0
Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	127.2	34.9	272.5
Total liabilities (excluding deferred taxation)	101.6	32.9	272.4
Net deferred taxation (assets)/liabilities	30.5	0.0	0.0
Capital expenditure	$ 134.3	81.1	0.0
Operating costs			0.0
Darlot [Member]
Disclosure of operating segments [line items]
Revenue		49.0	83.1
Cost of sales		(50.7)	(72.1)
Cost of sales before gold inventory change and amortisation and depreciation		(46.3)
Gold inventory change		(0.9)	(0.4)
Amortisation and depreciation		(3.5)	(14.4)
Other income/(costs)		(0.2)	0.0
Share-based payments		(0.6)	(0.4)
Long-term incentive plan		(0.1)	(0.5)
Exploration expense		(1.5)	(6.1)
Restructuring costs		0.0	0.0
Silicosis settlement costs		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.0
Investment income		0.4	0.0
Finance expense		0.0	(0.2)
Gain on acquisition of Asanko		23.5
Royalties		(1.1)	(2.0)
Mining and income tax		(5.6)	(0.6)
Current taxation		(2.3)	(0.5)
Deferred taxation		(3.3)	(0.1)
(Loss)/profit for the year		13.1	1.2
Owners of the parent		13.1	1.2
Non-controlling interest holders		0.0	0.0
Total assets (excluding deferred taxation)		0.0	10.1
Total liabilities (excluding deferred taxation)		0.0	22.5
Net deferred taxation (assets)/liabilities		0.0	0.0
Capital expenditure		$ 6.8	21.4
Operating costs			$ (57.3)